CASH FLOW INFORMATION - Summary of Investing Activities with Partial Cash Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 3,337	$ 4,217	$ 4,254
Dividends paid	303	1	284
Add: Payable for dividends - Opening	220	220
Less: Payable for dividends - Ending	(101)	(220)	(220)
Other	13	0
Cash paid during the year	435	1	$ 357
Purchase of PPE
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	3,264	4,488
Add: Payable for PPE or CIP - Opening	316	56
Less: Payable for PPE or CIP - Ending	(146)	(316)
Less: Prepayment for PPE & CIP - Opening	(97)	(108)
Add: Prepayment for PPE & CIP - Ending	0	97
Cash paid during the year	$ 3,337	$ 4,217